Equity (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of reserves within equity [abstract]
Summary of equity

Total equity
In EUR million	2023	2022	2021
Share capital and share premium
- Share capital	35	37	39
- Share premium	17,116	17,116	17,105
	17,151	17,154	17,144

Other reserves
- Revaluation reserve: Equity securities at FVOCI	1,152	1,187	1,282
- Revaluation reserve: Debt instruments at FVOCI	-280	-341	96
- Revaluation reserve: Cash flow hedge	-2,058	-3,055	-153
- Revaluation reserve: Credit liability	31	70	-80
- Revaluation reserve: Property in own use	178	176	208
- Net defined benefit asset/liability remeasurement reserve	-317	-232	-212
- Currency translation reserve	-2,527	-2,395	-3,483
- Share of associates and joint ventures and other reserves	3,047	3,603	3,416
- Treasury shares	-1,994	-1,205	-1,612
	-2,767	-2,192	-540

Retained earnings	40,299	41,538	35,462

Shareholders’ equity (parent)	54,684	56,500	52,066
Non-controlling interests	944	504	736
Total equity	55,628	57,004	52,802

Schedule of share capital

Share capital
				Ordinary shares (par value EUR 0.01)
	Number x 1,000			In EUR million
	2023	2022	2021	2023	2022	2021
Authorised share capital	9,142,000	9,142,000	14,729,000	91	91	147
Unissued share capital	5,643,806	5,415,461	10,824,935	56	54	108
Issued share capital	3,498,194	3,726,539	3,904,065	35	37	39

Reserves and other equity interest

Changes in issued share capital
	Ordinary shares (par value EUR 0.01)
	Number x 1,000	In EUR million
Issued share capital as at 31 December 2020	3,900,669	39
Issue of shares	3,397
Issued share capital as at 31 December 2021	3,904,065	39
Issue of shares	2,935
Cancellation of shares	-180,461	-2
Issued share capital as at 31 December 2022	3,726,539	37
Issue of shares	5	0
Cancellation of shares	-228,350	-2
Issued share capital as at 31 December 2023	3,498,194	35

Share premium
In EUR million	2023	2022	2021
Opening balance	17,116	17,105	17,089
Issue of shares	0	12	16
Closing balance	17,116	17,116	17,105

Changes in revaluation reserve: Equity securities and Debt instruments at FVOCI
	Equity securities at FVOCI			Debt instruments at FVOCI
In EUR million	2023	2022	2021	2023	2022	2021
Opening balance	1,187	1,282	1,181	-341	96	309
Unrealised revaluations	-35	-118	94	53	-412	-173
Realised gains/losses transferred to the statement of profit or loss				9	-25	-40
Realised revaluations transferred to retained earnings	1	23	6
Closing balance	1,152	1,187	1,282	-280	-341	96

Changes in cash flow hedge and credit liability reserve
	Cash flow hedge			Credit liability
In EUR million	2023	2022	2021	2023	2022	2021
Opening balance	-3,055	-153	1,450	70	-80	-117
Changes in credit liability reserve				-39	165	37
Unrealised revaluations	997	-2,901	-1,603
Realised revaluations transferred to retained earnings					-15
Closing balance	-2,058	-3,055	-153	31	70	-80

Changes in Property in own use reserve
In EUR million	2023	2022	2021
Opening balance	176	208	221
Impact IAS 29 on opening balance[1]		-20
Unrealised revaluations	10	15	-2
Realised revaluations transferred to retained earnings	-8	-26	-11
Closing balance	178	176	208
1 Impact of application of hyperinflation accounting under IAS 29.

Changes in currency translation reserve
In EUR million	2023	2022	2021
Opening balance	-2,395	-3,483	-3,636
Impact IAS 29 on opening balance[1]		647
Unrealised revaluations	183	-7	-61
Realised gains/losses transferred to the statement of profit or loss		4
Exchange rate differences	-316	444	214
Closing balance	-2,527	-2,395	-3,483
1 Impact of application of hyperinflation accounting under IAS 29.

Changes in share of associates, joint ventures and other reserves
In EUR million	2023	2022	2021
Opening balance	3,603	3,416	3,246
Result for the year	336	161	191
Transfer to/from retained earnings	-892	26	-21
Closing balance	3,047	3,603	3,416

Changes in treasury shares
	In EUR million			Number x 1,000
	2023	2022	2021	2023	2022	2021
Opening balance	-1,205	-1,612	-4	107,395	128,301	572
Purchased/sold for trading purposes	-7	4	-4	464	-312	102
Purchased under staff share plans	-42			3,156
Distributed under staff share plans	41			-3,106
Purchased Share buyback programme	-3,482	-1,721	-1,604	275,013	159,866	127,628
Cancelled Share buyback programme	2,701	2,124		-228,350	-180,461
Closing balance	-1,994	-1,205	-1,612	154,571	107,395	128,301

Changes in retained earnings
In EUR million	2023	2022	2021
Opening balance	41,538	35,462	32,149
Impact on opening balance[1]	-45	-563
Transfer to/from other reserves	899	-8	26
Result for the year	3,804	11,965	5,760
Dividend and other distributions	-2,668	-3,349	-2,342
Employee share plans	-7	15	12
Changes in composition of the group and other changes	-3,222	-1,984	-143
Closing balance	40,299	41,538	35,462
1 In 2023, changes in policy following the adoption of IFRS 17 and change in policy for non-financial guarantees. 2022: impact of application of hyperinflation accounting under IAS 29.

Non-distributable reserves
In EUR million	2023	2022	2021
ING Bank	6,727	8,408	8,205
Other	0	0	0
Non-distributable reserves	6,727	8,408	8,205
The following table shows the movement of the cash flow hedge reserve:

Movement cash flow hedge reserve
in EUR million	2023	2022
Opening balance	-3,055	-153
Value changes recognised in OCI	1,922	-3,982
Amounts recycled to profit or loss	-325	-313
Income tax	-381	1,123
Exchange rate and other changes	-103	20
Adjustment for non controlling interest	-116	251
Movement for the year	997	-2,901
Ending balance	-2,058	-3,055